Asset retirement obligation (Tables)	12 Months Ended
Dec. 31, 2021
Asset retirement obligation
Schedule of asset retirement obligation

	December 31,	Additions			Foreign	December 31,
	2020	(reversals)	Accretion	Payments	exchange	2021
Asset retirement provision	—	$161,914	—	—	—	$161,914

Less: Current portion	—
Non-current portion	$161,914